Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Intermediate Muni Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 133.2%
Alabama — 7.7%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$776,132
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D-1, Refunding	5.500%	2/1/29	200,000	208,747 (a)(b)
Series F	5.500%	12/1/28	2,000,000	2,077,800 (a)(b)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,079,107 (a)(b)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,558,587
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	310,000	294,692 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	230,326 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	400,000	417,479
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.250%	1/1/33	575,000	590,587 (a)(b)
Series D	5.000%	9/1/35	1,600,000	1,696,431
Total Alabama				8,929,888
Alaska — 0.2%

Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B, Refunding	4.000%	12/1/36	250,000	249,896
Arizona — 3.1%
Arizona State IDA, Student Housing Revenue, Collegiate Housing Foundation – Arizona LLC, University of Arizona Project, Series A, BAM	5.000%	7/1/51	200,000	202,016
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	500,000	504,910 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	500,000	504,557 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	253,309 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	650,000	653,340 (a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	502,238
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,003,763
Total Arizona				3,624,133
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	350,000	356,884 (c)
California — 14.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	500,564
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,600,000	1,625,782 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	621,304 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	500,000	502,015 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	300,000	311,318 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,400,000	1,467,321 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	600,000	642,734
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	600,000	641,105 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	$350,000	$357,289 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	402,167 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.250%	9/1/51	500,000	520,527
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	251,284 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	250,000	250,967 (c)(d)
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	500,000	550,393
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	600,000	660,472
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Green Bonds, Series A, Refunding	5.250%	5/15/44	1,750,000	1,842,684 (c)(e)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	757,036
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	1,980,000	2,058,097
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	350,000	366,350
Community Facilities District No 2023-1	5.500%	9/1/43	250,000	257,991
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	782,949
Series A, Refunding	5.000%	10/1/43	250,000	256,786
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	674,656 (c)(f)
Total California				16,301,791
Colorado — 2.2%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	500,318
Colorado State Health Facilities Authority Revenue, Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	397,346
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	1,000,000	1,080,313 (c)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	350,000	370,908 (d)
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AG	5.000%	12/15/28	125,000	127,637
Total Colorado				2,476,522
Connecticut — 2.1%
Aquarion Water Authority, CT, Water System Revenue:
CAB, Series C	0.000%	8/1/47	300,000	105,428
CAB, Series E, BAM	0.000%	8/1/43	250,000	112,729
Series A	5.250%	8/1/42	300,000	324,743
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	509,762
Connecticut State, GO, Series A	5.000%	4/15/39	1,290,000	1,326,968
Total Connecticut				2,379,630
Florida — 4.7%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	252,555 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	469,642 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	252,232 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Miami-Dade County HEFA Revenue:
University of Miami Issue, Series 2026	5.000%	4/1/36	$100,000	$110,107
University of Miami Issue, Series 2026	5.000%	4/1/46	100,000	102,484
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,008,270 (c)
Series A, Refunding	5.000%	10/1/56	500,000	489,966 (c)(e)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	101,945 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	225,000	208,198
Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	256,173
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	149,571
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	1,825,000	1,909,825
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.200%	5/1/39	150,000	143,704 (d)
Total Florida				5,454,672
Georgia — 1.7%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	201,793
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	202,205
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	256,123
Series B	5.000%	6/1/29	1,000,000	1,034,161 (a)(b)
Series C	5.000%	9/1/30	300,000	314,008 (a)(b)
Total Georgia				2,008,290
Guam — 0.2%

Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	196,721
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	400,000	333,233
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	150,000	166,959
Total Hawaii				500,192
Illinois — 18.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue, Series 2018	5.000%	4/1/38	500,000	502,717
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	922,644
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	270,365
Series C, Refunding, AG	5.000%	12/1/32	2,000,000	2,061,135
Series D	5.000%	12/1/46	1,500,000	1,360,339
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	254,926
Series A	5.500%	1/1/35	250,000	255,119
Series A	5.000%	1/1/40	210,000	205,330
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	$500,000	$503,072
Senior Lien, Series D	5.250%	1/1/37	400,000	402,099
Series C, Refunding	5.000%	1/1/43	600,000	607,404 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	557,533
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	300,288
Second Lien, Series A, AG	5.250%	1/1/58	500,000	509,693
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	602,547
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	502,238
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	450,000	458,307 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AG	5.250%	6/15/30	3,000,000	3,005,342
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/37	500,000	544,240
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	504,333
Series A	5.000%	5/1/36	770,000	784,103
Series A	5.000%	5/1/39	300,000	303,672
Series A, Refunding	5.000%	10/1/29	1,300,000	1,351,169
Series B, Refunding	5.000%	9/1/27	600,000	613,047
Series C	5.000%	12/1/41	1,250,000	1,282,870
Series D	5.000%	11/1/27	300,000	307,607
Series D, Refunding	5.000%	7/1/34	400,000	425,535
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	350,000	322,067
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,190,009
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	254,642
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	507,187
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	500,000	106,189
Total Illinois				21,777,768
Indiana — 2.3%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	764,006
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,052,481
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	216,723
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	204,561
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	4.500%	1/1/34	400,000	409,700 (c)(d)
Total Indiana				2,647,471
Kentucky — 2.1%
Kentucky State Bond Development Corp. Student Housing Revenue, City of Plum Springs, Collegiate Housing Foundation-Bowling Green LLC – Western Kentucky University Project, Series A, AG	5.000%	7/1/46	200,000	202,995
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	$200,000	$210,215 (a)(b)
Series C, Refunding	5.000%	5/1/36	1,000,000	1,037,615
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,006,569 (a)(b)(c)
Total Kentucky				2,457,394
Louisiana — 2.3%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	449,174
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AG	5.000%	4/1/38	1,625,000	1,638,419 (c)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	501,353 (a)(b)
Total Louisiana				2,588,946
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	460,452
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	231,694
Total Maryland				692,146
Massachusetts — 4.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	364,374
Massachusetts State DFA Revenue:
Harvard University, Series A, Refunding	4.000%	2/15/36	200,000	209,445
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	250,000	254,247
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	200,244
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/51	500,000	501,053 (c)
Plymouth, MA, GO, Refunding	3.500%	5/1/44	2,000,000	1,701,708
The Commonwealth of Massachusetts State, GO, Consolidated Loan, Series C	5.000%	2/1/51	1,400,000	1,434,938
Total Massachusetts				4,666,009
Michigan — 2.1%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/42	1,000,000	1,048,021
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A-2, Refunding	5.250%	11/15/53	650,000	665,156
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	225,951
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	147,257
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	300,541 (c)
Total Michigan				2,386,926
Mississippi — 0.2%

Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	180,000	181,623
Missouri — 0.9%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	769,856 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	$300,000	$302,881
Total Missouri				1,072,737
Nebraska — 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	507,608
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	462,714
Total Nebraska				970,322
New Hampshire — 2.6%
National Finance Authority, NH, Revenue:
Maine Sustainable Energy Partners LLC, Series A	5.500%	8/1/51	250,000	258,963
Public Private Development Corp. Lockhart Housing Project, Series A-1	5.000%	12/1/46	900,000	879,124
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	950,000	1,018,043
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	900,000	883,077
Total New Hampshire				3,039,207
New Jersey — 6.0%
New Jersey State EDA Revenue, Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,007,810 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,052,643
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,089,804
Transportation Program, Series CC	4.125%	6/15/50	400,000	362,802
Transportation Program, Series CC	5.250%	6/15/50	500,000	517,850
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	603,754
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	750,000	781,148
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	510,614
Total New Jersey				6,926,425
New Mexico — 0.4%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	419,733 (a)(b)
New York — 20.1%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	334,648 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,008,547
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	250,000	248,721 (a)(b)
Series B, Refunding	5.250%	9/1/56	400,000	412,517
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,050,610
Series A-2	5.000%	5/15/30	400,000	424,088 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/43	250,000	257,139
Subseries B-1	5.250%	10/1/43	1,000,000	1,045,218
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,056,080
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Subseries C-1	4.000%	5/1/39	$2,200,000	$2,107,909
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,545,785
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	777,409
Series D, Refunding	5.000%	2/15/41	750,000	771,389
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	868,459 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,222,180 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	250,000	274,419 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	250,000	263,375 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,000,000	2,053,138 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	500,000	494,854 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	500,000	513,148
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	151,022 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	323,308 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	96,453 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,226,095 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	4.000%	3/15/45	550,000	499,651
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	1,040,000	1,058,353
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	2,000,000	2,058,003
Total New York				23,142,518
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	700,000	507,387
Ohio — 1.8%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	516,470
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	530,815
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	337,866 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	450,364 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	251,237 (a)(b)(c)
Total Ohio				2,086,752
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	$300,000	$333,518 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	35,000	37,942 (c)
Total Oklahoma				371,460
Pennsylvania — 4.3%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	250,000	240,185
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	207,090
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	600,000	600,819 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	250,000	253,170
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,574,251 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	200,281 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/45	500,000	514,220
Series B, Refunding	5.250%	12/1/47	250,000	259,930
Philadelphia, PA, IDA Revenue, City Service Agreement, Rebuild Project	5.000%	5/1/35	500,000	512,053
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	150,000	150,775
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	450,000	452,167
Total Pennsylvania				4,964,941
Puerto Rico — 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,500,000	1,564,784 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	402,040 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	10,429
Restructured, Series A-1	5.625%	7/1/27	6,103	6,203
Restructured, Series A-1	5.625%	7/1/29	12,040	12,651
Restructured, Series A-1	5.750%	7/1/31	11,694	12,622
Restructured, Series A-1	4.000%	7/1/33	11,089	11,050
Restructured, Series A-1	4.000%	7/1/35	229,968	226,642
Restructured, Series A-1	4.000%	7/1/37	740,000	717,779
Restructured, Series A-1	4.000%	7/1/41	111,631	103,685
Restructured, Series A-1	4.000%	7/1/46	12,097	10,748
Subseries CW	0.000%	11/1/43	42,605	30,409 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	84,000	81,771
Restructured, Series A-1	4.550%	7/1/40	50,000	49,510
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,458,441
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,356,667
Total Puerto Rico				7,055,431
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Rhode Island — 0.2%

Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/45	$200,000	$203,089
South Carolina — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.338%	3/1/31	250,000	259,835 (a)(b)
South Carolina State Jobs - EDA Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	451,102
International Paper Company Project, Series A, Refunding	3.950%	4/1/33	350,000	350,804 (c)
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	406,319 (c)
Total South Carolina				1,468,060
Tennessee — 3.2%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	666,320
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	3,000,000	3,069,919 (a)(b)
Total Tennessee				3,736,239
Texas — 10.9%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	250,004
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/39	350,000	360,601 (c)
Series B, Refunding	5.000%	11/15/42	750,000	768,477 (c)
Austin, TX, Senior Lien Special Tax Revenue, Convention Center Project, Series A	5.250%	11/15/51	600,000	620,359
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	509,170
Central Texas Turnpike System Revenue, Second Tier, Series C, Refunding	5.000%	8/15/40	300,000	314,424
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	600,000	544,317
Galveston, TX, Wharves & Terminal Revenue, First Lien, Series A	5.250%	8/1/35	750,000	806,641 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	322,600 (a)(b)
Harris County, TX, GO:
Certificates of Obligation	4.000%	9/15/49	1,250,000	1,120,850
Series A, Refunding	5.000%	9/15/51	250,000	255,171
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	300,000	276,397
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	510,315 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	210,000	220,290 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	446,559 (c)
Subordinated, Series A, Refunding	5.000%	7/1/36	1,055,000	1,076,344 (c)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	400,000	363,694
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	90,230 (c)
Lower Colorado River Authority, TX, Transmission Contract Refunding and Improvement Revenue, LCRA Transmission Services Corp. Project, Series A, Refunding	5.000%	5/15/56	500,000	502,529
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	154,159 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	$150,000	$145,138
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	312,098 (c)
Texas State Transportation Commission Revenue, Highway Improvement, GO, Series 2026, Refunding	5.000%	4/1/44	2,500,000	2,632,970
Total Texas				12,603,337
Utah — 0.1%

Utah State Infrastructure Agency, Telecommunications Revenue, Series 2021	4.000%	10/15/36	100,000	94,644
Virginia — 3.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	209,015
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	5.250%	7/1/48	250,000	257,879
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,250,300
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,283,982 (c)
Senior Lien, I-495 High Occupancy Toll Lanes Project, Refunding	5.000%	12/31/47	500,000	499,098 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	260,828
Total Virginia				3,761,102
Washington — 0.9%

Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/37	1,000,000	1,043,156 (c)
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	152,288 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	170,000	182,248 (a)(b)(c)(d)
Total West Virginia				334,536
Wisconsin — 0.1%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	150,000	150,164

Total Municipal Bonds (Cost — $154,762,346)				153,828,142
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.7%
New York — 4.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,625,000	1,668,345
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	1,925,000	1,775,255
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	1,900,000	1,942,495

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,515,785)				5,386,095
Total Investments before Short-Term Investments (Cost — $160,278,131)				159,214,237

Short-Term Investments — 5.8%
Municipal Bonds — 5.8%
Arizona — 0.1%

Arizona State, IDA Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	2.900%	2/1/48	145,000	145,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — 0.2%

Colorado State Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series F-2, LOC - TD Bank N.A.	2.900%	7/1/41	$200,000	$200,000 (h)(i)
Connecticut — 0.2%

Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	2.240%	11/15/48	250,000	250,000 (h)(i)
Florida — 2.0%
Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-3, Refunding	2.300%	11/15/33	100,000	100,000 (h)(i)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	2.900%	11/1/38	2,200,000	2,200,000 (h)(i)
Total Florida				2,300,000
Maryland — 0.1%

Maryland State Health & Higher EFA Revenue, The Johns Hopkins Health System, Series A, Refunding, LOC - TD Bank N.A.	2.900%	6/1/48	100,000	100,000 (h)(i)
Mississippi — 1.8%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	3.000%	11/1/35	200,000	200,000 (h)(i)
Chevron USA Inc. Project, Series C	3.000%	12/1/30	1,400,000	1,400,000 (h)(i)
Chevron USA Inc. Project, Series E	3.000%	12/1/30	400,000	400,000 (h)(i)
Chevron USA Inc. Project, Series L	3.000%	11/1/35	100,000	100,000 (h)(i)
Total Mississippi				2,100,000
Missouri — 0.8%

Missouri State HEFA Revenue, Series C, Refunding, LIQ - BJC Health System	2.280%	5/15/38	900,000	900,000 (h)(i)
New York — 0.2%
MTA, NY, Transportation Revenue, Subseries E-1, LOC - Barclays Bank PLC	3.050%	11/15/50	100,000	100,000 (h)(i)
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	2.900%	8/1/40	100,000	100,000 (h)(i)
New York State HFA Revenue, 363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	2.370%	11/1/32	100,000	100,000 (c)(h)(i)
Total New York				300,000
Pennsylvania — 0.2%

Philadelphia, PA, IDA, Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.250%	12/1/34	200,000	200,000 (h)(i)
Texas — 0.2%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	2.900%	11/15/50	200,000	200,000 (h)(i)

Total Municipal Bonds (Cost — $6,695,000)				6,695,000
			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $34,763)	3.616%		34,763	34,763 (j)(k)

Total Short-Term Investments (Cost — $6,729,763)				6,729,763
Total Investments — 143.7% (Cost — $167,007,894)				165,944,000
Variable Rate Demand Preferred Stock, at Liquidation Value — (41.1)%				(47,400,000)
TOB Floating Rate Notes — (2.6)%				(3,000,000)
Other Liabilities in Excess of Other Assets — (0.0)%††				(98,919)
Total Net Assets Applicable to Common Shareholders — 100.0%				$115,445,081

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Intermediate Muni Fund Inc.
††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $34,763 and the cost was $34,763 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors (the “Board”) authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$153,828,142	—	$153,828,142
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,386,095	—	5,386,095
Total Long-Term Investments	—	159,214,237	—	159,214,237
Short-Term Investments†:
Municipal Bonds	—	6,695,000	—	6,695,000
Money Market Funds	$34,763	—	—	34,763
Total Short-Term Investments	34,763	6,695,000	—	6,729,763
Total Investments	$34,763	$165,909,237	—	$165,944,000

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$21,486	$2,155,947	2,155,947	$2,142,670	2,142,670

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,196	—	$34,763

Western Asset Intermediate Muni Fund Inc. 2026 Quarterly Report